Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table presents summary information by segment for the years ended December 31, 2018, 2017 and 2016, respectively.

	Consumer product			Trading			EV		Total
	2018	2017	2016	2018	2017	2016	2018	2017	2018	2017	2016
Revenue from external customers	$22,388,827	$31,889,149	$39,348,649	$3,776,842	$1,829,475	$553,693	$3,395,730	8,578,988	29,561,399	$42,297,612	$39,902,342
Revenue from inter segment	(7,790,931)	(2,736,204)	576,302	-	(24,550)	12,345	-	-	(7,790,931)	(2,760,754)	588,647
Cost of revenue	14,347,896	23,693,289	26,853,812	3,290,089	1,412,062	25,504	3,894,334	6,636,402	21,532,319	31,741,753	26,879,316
Gross profit	8,040,931	8,195,860	12,494,837	486,753	417,413	528,189	(498,604)	1,942,586	8,029,080	10,555,859	13,023,026
Interest Expenses	292,996	290,383	341,464	126,030	124,587	129,192	207,317	136,162	626,343	551,044	470,656
Depreciation & amortization	420,301	454,178	453,671	-	25,345	51,141	526,725	299,075	947,026	778,598	504,812
Capital expenditure	13,512,820	74,202	10,819	209,721	-	-	792,981	8,061	14,515,522	82,263	10,819
Segment assets	116,847,478	83,024,439	92,878,334	5,756,612	5,988,364	1,424,333	11,589,924	49,474,923	134,194,014	138,487,726	94,302,667
Segment profit	$4,135,969	$5,258,037	$7,109,315	$(134,511)	$203,157	$(149,755)	$(3,004,827)	(2,513,613)	996,631	$2,947,581	$6,959,560

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]	Geographic information about the revenues, which are classified based on customers, is set out as follows:

	Years ended December 31,
	2018	2017	2016
Revenue from China	$29,561,399	$42,297,612	$39,346,217
Revenue directly from foreign countries	-	-	556,125
Total Revenue	$29,561,399	$42,297,612	$39,902,342